MFA 2025-NQM1 Trust ABS-15G

Exhibit 99.42

Infinity Loan ID	Loan Number	Redacted Loan ID	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xxx	xxx	60557	xxx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R
COMMENT:   Secondary Valuation incomplete due to missing Appraisal value & AVM confidence Score. Additional valuation product not found in file, additional product will be ordered to validate appraised value.”

01/04/2022 - Received CDA as additional valuation & condition resolved.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged   4.914%   Allowed  4.560%   Overby +0.354%

																This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a)			Manufactured Housing	xxx	xxx	xxx	Primary	Purchase	692		xxx	15	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		7.527%	Yes	Alternative	QC Complete	02/06/2025
xxx	xxx	72271		xxx	Texas	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Housing history of 0x30x14 is less than the minimum guideline requirement of 0X30X24 for FTHB. A copy of an exception approval letter is available in the loan file.	Reserves: The 12 months of available reserves are more than the guideline requirement of 2 months. FICO: 694 FICO exceeds the guideline requirement of 660. LTV: xxx LTV is less than the guideline requirement of 75.00%.	PUD	xxx	xxx	xxx	Investor	Purchase	694					Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent			Yes	Alternative	QC Complete	06/22/2023